Significant Accounting Policies - Schedule of Foreign Exchange (Details)	Jun. 30, 2026	Dec. 31, 2025
USTo MYRYear End Rate Member
Schedule of Foreign Exchange [Line Items]
Foreign currency exchange rate	4.082	4.056
US$ to MYR Average Rate [Member]
Schedule of Foreign Exchange [Line Items]
Foreign currency exchange rate	3.9792	4.3752
US$ to HKD Period/End Rate [Member]
Schedule of Foreign Exchange [Line Items]
Foreign currency exchange rate	7.842	7.7833
US$ to HKD Average Rate [Member]
Schedule of Foreign Exchange [Line Items]
Foreign currency exchange rate	7.8243	7.7893